THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2007.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2007

                Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one):
                              [ ] is a restatement
                              [X] adds new holdings
                                    entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Richard Gashler
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

August 21, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: $539,753 (thousands)

List of Other Included Managers:

         None

                                                         FORM 13F
                                                                                              (SEC USE ONLY)
AMENDED FILING FOR QTR ENDED: 3/31/07     Name of Reporting Manager:  Sandell Asset Management
                                                                                                                     Item 8:
     Item 1:                Item 2 :      Item 3:      Item 4:     Item 5:       Item 6:    Item 7:      Voting Authority (Shares)
  Name of Issuer         Title of Class   CUSIP      Fair Market   Shares or     Investment Managers
                                          Number        Value      Principal     Discretion See Instr.V (a) Sole (b) Shared (c) None
BIOMET INC                  COM           090613-10-0   51,462      1,211,148  SHS   SOLE               1,211,148   -         -
BIOMET INC PUT              COM           090613-10-0   51,464      1,211,200  PUT   SOLE               1,211,200   -         -
GENESIS HEALTHCARE CORP     COM           37184D-10-1    8,930        141,500  SHS   SOLE                 141,500   -         -
LAIDLAW INTL INC            COM           50730R-10-2  131,030      3,787,000  SHS   SOLE               3,787,000   -         -
NOVELIS INC                 COM           67000X-10-6  102,556      2,325,000  SHS   SOLE               2,325,000   -         -
SERVICEMASTER CO            COM           81760N-10-9   30,206      1,962,675  SHS   SOLE               1,962,675   -         -
TRIAD HOSPITALS INC         COM           89579K-10-9  112,291      2,149,112  SHS   SOLE               2,149,112   -         -
WEBEX COMMUNICATIONS INC    COM           94767L-10-9   51,814        911,255  SHS   SOLE                 911,255   -         -


                                         Value Total: $539,753

                                         Entry Total:        8
